Segment Information - Summary of Results of Reportable Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [Line Items]
Revenue	£ 23,428	£ 23,723	£ 24,062
Operating profit (loss)	3,421	3,381	3,167
Net finance expense	(756)	(764)	(804)
Share of post tax profit (loss) of associates and joint ventures	1	(1)	(9)
Profit (loss) before taxation	2,666	2,616	2,354
Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	23,459	23,746	24,082
Adjusted EBITDA	7,392	7,505	7,645
Depreciation and amortisation	(3,546)	(3,514)	(3,510)
Operating profit (loss)	3,846	3,991	4,135
Specific Items [Member]
Disclosure of operating segments [Line Items]
Operating profit (loss)	(425)	(610)	(968)
Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	26,800	27,306	27,738
Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	(3,341)	(3,560)	(3,656)
Enterprise [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	5,933	6,206	6,495
Adjusted EBITDA	1,990	2,077	2,261
Depreciation and amortisation	(634)	(635)	(613)
Operating profit (loss)	1,356	1,442	1,648
Enterprise [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	6,292	6,647	6,975
Enterprise [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	(359)	(441)	(480)
Global Services [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	4,735	5,013	5,479
Adjusted EBITDA	505	434	495
Depreciation and amortisation	(370)	(424)	(439)
Operating profit (loss)	135	10	56
Global Services [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	4,735	5,013	5,479
Openreach [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	2,200	2,262	2,174
Adjusted EBITDA	2,423	2,615	2,734
Depreciation and amortisation	(1,468)	(1,401)	(1,414)
Operating profit (loss)	955	1,214	1,320
Openreach [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	5,075	5,278	5,250
Openreach [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	(2,875)	(3,016)	(3,076)
Other [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	3	8	10
Adjusted EBITDA	(60)	3	(13)
Depreciation and amortisation	(50)	(62)	(55)
Operating profit (loss)	(110)	(59)	(68)
Other [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	3	8	10
Consumer [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	10,588	10,257	9,924
Adjusted EBITDA	2,534	2,376	2,168
Depreciation and amortisation	(1,024)	(992)	(989)
Operating profit (loss)	1,510	1,384	1,179
Consumer [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	10,695	10,360	10,024
Consumer [Member] | Elimination of Intersegment Amounts [Member] | Before Specific Items [Member]
Disclosure of operating segments [Line Items]
Revenue	£ (107)	£ (103)	£ (100)